UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
April 18, 2020 to May 15, 2020

Commission File Number of Issuing entity:	333-201743-01

Central Index Key Number of issuing entity:	0001652031

Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-201743

Central Index Key Number of depositor:	0001005007

Banc of America Merrill Lynch Commercial Mortgage Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:	0001541886
0001102113

UBS Real Estate Securities Inc.
Bank of America, National Association
(Exact name of sponsor(s) as specified in its charter)

W. Todd Stillerman (980) 388-7451
(Name and telephone number, including area code, of the person to contact in connection with this filing)

NC
(State or other jurisdiction of incorporation or organization of the issuing entity)

47-5304267
38-3977507
38-3977508
38-7146424
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street 7th Floor
Chicago Illinois 60603
(Address of principal executive offices of issuing entity)

28255
(Zip Code)

704-386-2400
(Telephone number, including area code)

NOT APPLICABLE
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

A-1	☐	☐	☒	_______
A-SB	☐	☐	☒	_______
A-3	☐	☐	☒	_______
A-4	☐	☐	☒	_______
X-A	☐	☐	☒	_______
X-B	☐	☐	☒	_______
X-D	☐	☐	☒	_______
A-S	☐	☐	☒	_______
B	☐	☐	☒	_______
C	☐	☐	☒	_______
D	☐	☐	☒	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION ITEM
1. Distribution and Pool Performance Information.
On May 15, 2020 a distribution was made to holders of Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7. The monthly report to holders is attached as Exhibit 99.1.

No assets securitized by Banc of America Merrill Lynch Commercial Mortgage Inc. and held by Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

UBS Real Estate Securities Inc. filed its most recent Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 6, 2020. The CIK Number of UBS Real Estate Securities Inc. is 0001541886.

Bank of America, National Association filed its most recent Form ABS-15G under Rule 15Ga-1 on May 12, 2020. The CIK Number of Bank of America, National Association is 0001102113.

PART II - OTHER INFORMATION ITEM
Item 2. Legal Proceedings.

Disclosure from U.S. Bank National Association, as Trustee:

“In the last several years, U.S. Bank National Association (“U.S. Bank”) and other large financial institutions have been sued in their capacity as trustee or successor trustee for certain residential mortgage backed securities ("RMBS") trusts. The complaints, primarily filed by investors or investor groups against U.S. Bank and similar institutions, allege the trustees caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers to comply with the governing agreements for these RMBS trusts. Plaintiffs generally assert causes of action based upon the trustees’ purported failures to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties, notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and abide by a heightened standard of care following alleged events of default.

       U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors, that it has meritorious defenses, and it has contested and intends to continue contesting the plaintiffs’ claims vigorously.  However, U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts.

On March 9, 2018, a law firm purporting to represent fifteen Delaware statutory trusts (the “DSTs”) that issued securities backed by student loans (the “Student Loans”) filed a lawsuit in the Delaware Court of Chancery against U.S. Bank National Association (“U.S. Bank”) in its capacities as indenture trustee and successor special servicer, and three other institutions in their respective transaction capacities, with respect to the DSTs and the Student Loans. This lawsuit is captioned The National Collegiate Student Loan Master Trust I, et al. v. U.S. Bank National Association, et al., C.A. No. 2018-0167-JRS (Del. Ch.) (the “NCMSLT Action”). The complaint, as amended on June 15, 2018, alleged that the DSTs have been harmed as a result of purported misconduct or omissions by the defendants concerning administration of the trusts and special servicing of the Student Loans. Since the filing of the NCMSLT Action, certain Student Loan borrowers have made assertions against U.S. Bank concerning special servicing that appear to be based on certain allegations made on behalf of the DSTs in the NCMSLT Action.

U.S. Bank believes that it has performed its obligations as indenture trustee and special servicer in good faith and in compliance in all material respects with the terms of the agreements governing the DSTs (the “Governing Agreements”), and accordingly that the claims against it in the NCMSLT Action are without merit.

U.S. Bank has filed a motion seeking dismissal of the operative complaint in its entirety with prejudice pursuant to Chancery Court Rules 12(b)(1) and 12(b)(6) or, in the alternative, a stay of the case while other prior filed disputes involving the DSTs and the Student Loans are litigated. On November 7, 2018, the Court ruled that the case should be stayed in its entirety pending resolution of the first-filed cases. On January 21, 2020, the Court entered an order consolidating for pretrial purposes the NCMSLT Action and three other lawsuits pending in the Delaware Court of Chancery concerning the DSTs and the Student Loans (the “Consolidated Action”). U.S. Bank and other parties to the Consolidated Action have briefed and argued motions for judgment on the pleadings pursuant to Chancery Court Rule 12(c) regarding disputed issues of contractual interpretation at issue in one or more of the cases comprising the Consolidated Action, including the NCMSLT Action. The Court has not yet ruled on these motions or on U.S. Bank’s dismissal motion in the NCMSLT Action.

U.S. Bank intends to continue to defend the NCMSLT Action vigorously.”

Item 9. Other Information.
Midland Loan Services, A Division of PNC Bank, N.A., in its capacity as Master Servicer for Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date: April 17,2020	$839,297.71
Current Distribution Date: May 15,2020	$1,050,179.31

*REO Account Balance
Prior Distribution Date: April 17,2020	$0.00
Current Distribution Date: May 15,2020	$0.00

Account Name Deal:	Last Month with Data	Beginning Balance	Ending Balance	Comment
REO Account-Joliet	04/2020	$31,070.15	$31,038.05	030295892/REO Title Date 10/25/2019
REO Account-West Acres	04/2020	$99,111.35	$26,081.69	030295892/REO Title Date 10/25/2019
REO Account-Brookfield	04/2020	$97,384.52	$63,712.78	030295892/REO Title Date 10/25/2019
REO Account-Mayfair	04/2020	$141,651.77	$128,946.90	030295892/REO Title Date 10/25/2019
REO Account-Southridge REO Account-Bay Park	04/2020	$116,042.83	$48,409.23	030295892/REO Title Date 10/25/2019
REO Account-Bay Park	04/2020	$20,223.87	$2,561.50	030295892/REO Title Date 10/25/2019

*As provided by the Special Servicer

U.S. Bank National Association, in its capacity as Certificate Administrator for Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date: April 17,2020	$2,540.27
Current Distribution Date: May 15,2020	$2,455.62

Interest Reserve Account Balance
Prior Distribution Date: April 17,2020	$0.00
Current Distribution Date: May 15,2020	$0.00

Excess Liquidation Proceeds Account Balance
Prior Distribution Date: April 17,2020	$0.00
Current Distribution Date: May 15,2020	$0.00

TA Unused Fees Account Balance
Prior Distribution Date: April 17,2020	$0.00
Current Distribution Date: May 15,2020	$0.00

Item 10. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7, relating to the May 15, 2020 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Banc of America Merrill Lynch Commercial Mortgage Inc.
(Depositor)

Date: May 21, 2020	/s/ Leland F. Bunch, III
Name: Leland F. Bunch, III
Title: President and Chief Executive Officer

EXHIBIT INDEX

Exhibit	Description

Exhibit 99.1	Monthly report distributed to holders of Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7, relating to the May 15, 2020 distribution.